United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Six months ended 09/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2012
Share Class	Ticker
Investment	TFIXX
Service	TFSXX

Tax-Free Money Market Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At September 30, 2012, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets
Variable Rate Demand Instruments	77.2%
Municipal Notes	16.5%
Commercial Paper	7.8%
Other Assets and Liabilities—Net[2]	(1.5)%
TOTAL	100.0%
At September 30, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.9%
8-30 Days	6.4%
31-90 Days	5.7%
91-180 Days	5.0%
181 Days or more	10.5%
Other Assets and Liabilities—Net[2]	(1.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.5%[1,2]
		Alabama—3.1%
$25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.250%, 10/1/2012	$25,000,000
17,000,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.200%, 10/3/2012	17,000,000
35,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2010B) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.230%, 10/4/2012	35,000,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.190%, 10/4/2012	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 10/3/2012	10,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.230%, 10/4/2012	30,000,000
		TOTAL	120,130,000
		Alaska—2.2%
8,375,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.250%, 10/4/2012	8,375,000
15,470,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-532) Weekly VRDNs (Deutsche Bank AG LIQ), 0.220%, 10/4/2012	15,470,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.240%, 10/3/2012	42,600,000
16,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.170%, 10/3/2012	16,500,000
		TOTAL	82,945,000
		Arizona—1.6%
420,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 10/4/2012	420,000
16,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.210%, 10/4/2012	16,995,000
8,000,000	[3,4]	Arizona State Transportation Board, P-FLOATs (Series MT-726) Weekly VRDNs (Maricopa County, AZ Regional Area Road Fund)/(Bank of America N.A. LIQ), 0.210%, 10/4/2012	8,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arizona—continued
$14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 10/4/2012	$14,000,000
14,100,000		Phoenix, AZ Civic Improvement Corp.—Wastewater System, (Series 2009), 0.33% CP (Bank of America N.A. LOC), Mandatory Tender 10/9/2012	14,100,000
6,035,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 10/4/2012	6,035,000
3,900,000		Yuma, AZ IDA—Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 10/3/2012	3,900,000
		TOTAL	63,450,000
		Arkansas—0.2%
8,000,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 10/4/2012	8,000,000
		California—9.7%
1,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.200%, 10/1/2012	1,500,000
16,000,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 10/3/2012	16,000,000
7,240,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.190%, 10/4/2012	7,240,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.190%, 10/4/2012	12,200,000
10,000,000		California Health Facilities Financing Authority, (Series 2006D), 0.25% CP (Kaiser Permanente), Mandatory Tender 3/11/2013	10,000,000
16,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 11/8/2012	16,000,000
5,000,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.190%, 10/4/2012	5,000,000
75,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	76,110,454
25,000,000	[3,4]	California State, PUTTERs (Series 4265) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.210%, 10/1/2012	25,000,000
1,785,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.180%, 10/4/2012	1,785,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$6,000,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.180%, 10/4/2012	$6,000,000
21,815,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2011-120C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 1/17/2013	21,815,000
39,595,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 10/4/2012	39,595,000
12,400,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DB-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 10/4/2012	12,400,000
11,420,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 10/4/2012	11,420,000
17,040,000	[3,4]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z), 0.25% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	17,040,000
26,000,000	[3,4]	Nuveen California Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 10/4/2012	26,000,000
17,285,000	[3,4]	Palomar, CA CCD, Stage Trust (Series 2008-18C), 0.27% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Mandatory Tender 10/25/2012	17,285,000
11,080,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 10/4/2012	11,080,000
8,565,000	[3,4]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 10/4/2012	8,565,000
18,010,000	[3,4]	Sierra, CA Joint CCD, SPEARs (Series DB-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 10/4/2012	18,010,000
13,400,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 10/4/2012	13,400,000
		TOTAL	373,445,454
		Colorado—0.2%
1,255,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 10/4/2012	1,255,000
290,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.590%, 10/4/2012	290,000
5,630,000	[3,4]	SCA Tax Exempt Trust, P-FLOATs (Series PT-2522) Weekly VRDNs (Newport Village Apartments)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 10/4/2012	5,630,000
		TOTAL	7,175,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—0.8%
$10,500,000		Connecticut Development Authority, (Series 1999), 0.40% CP (New England Power Co.), Mandatory Tender 11/2/2012	$10,500,000
3,810,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA LOC), 0.180%, 10/4/2012	3,810,000
3,000,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 10/4/2012	3,000,000
5,040,000		Connecticut State HFA, (Series 2010 (Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.180%, 10/4/2012	5,040,000
3,000,000		Granby, CT, 2.50% BANs, 2/13/2013	3,023,394
5,500,000		Hartford, CT, 2.00% BANs, 4/11/2013	5,546,969
		TOTAL	30,920,363
		District of Columbia—0.7%
12,300,000		District of Columbia Revenue, (Series 2003A) Weekly VRDNs (National Association of Realtors)/(SunTrust Bank LOC), 0.430%, 10/3/2012	12,300,000
15,000,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056), 0.30% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 10/1/2012	15,000,000
		TOTAL	27,300,000
		Florida—5.4%
42,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.28% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 10/3/2012	42,000,000
4,000,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 10/4/2012	4,000,000
7,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 10/4/2012	7,630,000
4,090,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	4,090,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/4/2012	17,000,000
6,345,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.490%, 10/3/2012	6,345,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse, Zurich LIQ), 0.180%, 10/4/2012	15,135,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$26,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.200%, 10/4/2012	$26,160,000
10,335,000	[3,4]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C), 0.30% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	10,335,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 0.920%, 10/4/2012	3,800,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0107) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 10/4/2012	20,000,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.290%, 10/4/2012	13,450,000
4,300,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.250%, 10/1/2012	4,300,000
7,765,000	[3,4]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C), 0.27% TOBs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	7,765,000
8,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.280%, 10/4/2012	8,000,000
20,095,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	20,095,000
		TOTAL	210,105,000
		Georgia—6.4%
5,000,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.250%, 10/1/2012	5,000,000
2,200,000		Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.240%, 10/1/2012	2,200,000
40,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.280%, 10/3/2012	40,000,000
20,500,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.240%, 10/1/2012	20,500,000
10,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.250%, 10/1/2012	10,000,000
50,500,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.240%, 10/1/2012	50,500,000
9,295,000	[3,4]	Clarke County, GA Hospital Authority, P-FLOATs (Series MT-721) Weekly VRDNs (Athens-Clarke County Unified Government, GA)/(Bank of America N.A. LIQ), 0.210%, 10/4/2012	9,295,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.260%, 10/1/2012	10,125,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$17,815,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.190%, 10/4/2012	$17,815,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wells Fargo Bank, N.A. LOC), 0.210%, 10/4/2012	12,700,000
18,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	18,017,152
23,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	23,034,685
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.240%, 10/4/2012	18,000,000
9,040,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.240%, 10/1/2012	9,040,000
660,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.340%, 10/4/2012	660,000
		TOTAL	246,886,837
		Illinois—5.6%
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 10/4/2012	6,230,000
9,080,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.270%, 10/4/2012	9,080,000
16,610,000	[3,4]	Chicago, IL Water Revenue, Clipper Tax-Exempt Certificates Trust (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 10/4/2012	16,610,000
30,740,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.310%, 10/4/2012	30,740,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/4/2012	7,500,000
100,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (North Park University)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 10/3/2012	100,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.300%, 10/4/2012	4,500,000
12,645,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	12,645,000
7,175,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.190%, 10/4/2012	7,175,000
2,500,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.210%, 10/4/2012	2,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$12,300,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.260%, 10/3/2012	$12,300,000
38,775,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 10/3/2012	38,775,000
1,700,000		Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 10/4/2012	1,700,000
10,110,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-126C), 0.26% TOBs (Memorial Health System, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/28/2013	10,110,000
21,130,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-38C) Weekly VRDNs (Children's Memorial Hospital)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.200%, 10/4/2012	21,130,000
12,925,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 10/4/2012	12,925,000
16,000,000		Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	16,061,088
5,000,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Floater Certificates (Series 2008-3297) Weekly VRDNs (Credit Suisse, Zurich LIQ), 0.180%, 10/4/2012	5,000,000
265,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.120%, 10/4/2012	265,000
		TOTAL	215,346,088
		Indiana—2.4%
9,500,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	9,500,000
11,370,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2012	11,409,429
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.250%, 10/4/2012	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.250%, 10/4/2012	9,500,000
4,300,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/4/2012	4,300,000
29,680,000		Indiana State Finance Authority Environmental Revenue, (Series 2005) Weekly VRDNs (Ispat Inland, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.250%, 10/3/2012	29,680,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.230%, 10/4/2012	4,035,000
12,910,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	12,910,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$3,165,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.320%, 10/4/2012	$3,165,000
		TOTAL	93,349,429
		Iowa—1.4%
140,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.390%, 10/4/2012	140,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(BMO Harris Bank, N.A. LOC), 0.210%, 10/4/2012	27,685,000
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.220%, 10/4/2012	15,000,000
10,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.200%, 10/3/2012	10,000,000
		TOTAL	52,825,000
		Kentucky—1.2%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 10/5/2012	9,860,000
24,645,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	24,645,000
1,540,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 10/4/2012	1,540,000
10,680,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-1), 0.280%, 10/4/2012	10,680,000
		TOTAL	46,725,000
		Louisiana—2.2%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.300%, 10/3/2012	25,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.220%, 10/4/2012	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.210%, 10/3/2012	12,000,000
3,200,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.210%, 10/3/2012	3,200,000
18,575,000	[3,4]	Louisiana State Gas & Fuels second lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 10/4/2012	18,575,000
23,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.770%, 10/4/2012	23,500,000
		TOTAL	85,275,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maine—1.1%
$16,600,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.360%, 10/4/2012	$16,600,000
25,600,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.240%, 10/4/2012	25,600,000
		TOTAL	42,200,000
		Maryland—0.3%
10,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2007D), 0.30% CP (Johns Hopkins Hospital)/(SunTrust Bank LIQ), Mandatory Tender 10/26/2012	10,000,000
2,976,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.220%, 10/2/2012	2,976,500
		TOTAL	12,976,500
		Massachusetts—3.8%
5,130,000		Amesbury, MA, 1.25% BANs, 12/14/2012	5,136,174
1,225,000		Boston, MA IDFA, (Series 2006A) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 1.180%, 10/3/2012	1,225,000
16,095,000		Boston, MA IDFA, (Series 2006B) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 1.180%, 10/3/2012	16,095,000
8,480,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.560%, 10/4/2012	8,480,000
11,945,000	[3,4]	Commonwealth of Massachusetts, P-FLOATs (Series MT-802) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 10/4/2012	11,945,000
5,800,000	[3,4]	Commonwealth of Massachusetts, P-FLOATs (Series MT-803) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 10/4/2012	5,800,000
3,447,037		Lynnfield, MA, 1.25% BANs, 6/21/2013	3,468,055
12,250,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.55% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 10/10/2012	12,250,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.270%, 10/4/2012	4,000,000
245,000		Massachusetts Development Finance Agency, (Issue 4), 0.35% CP (FHLB of Boston LOC), Mandatory Tender 10/1/2012	245,000
6,962,000		Massachusetts Development Finance Agency, (Issue 4), 0.35% CP (FHLB of Boston LOC), Mandatory Tender 2/15/2013	6,962,000
7,250,000		Massachusetts Development Finance Agency, (Series 2004), 0.50% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 10/17/2012	7,250,000
1,275,000		Massachusetts Development Finance Agency, (Series 2004), 0.55% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 10/17/2012	1,275,000
8,200,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.320%, 10/3/2012	8,200,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$34,525,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.490%, 10/4/2012	$34,525,000
80,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 10/4/2012	80,000
13,900,000		Rockland, MA, 1.25% BANs, 9/6/2013	13,999,194
5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.270%, 10/4/2012	5,955,000
		TOTAL	146,890,423
		Michigan—2.3%
9,840,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 10/4/2012	9,840,000
41,865,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.230%, 10/4/2012	41,865,000
9,620,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	9,620,000
16,900,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/4/2012	16,900,000
10,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 10/4/2012	10,000,000
		TOTAL	88,225,000
		Mississippi—0.9%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 10/4/2012	10,000,000
12,740,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.190%, 10/4/2012	12,740,000
4,960,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.230%, 10/4/2012	4,960,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.230%, 10/4/2012	7,240,000
		TOTAL	34,940,000
		Missouri—0.7%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.210%, 10/4/2012	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—continued
$17,710,000		St. Louis County, MO IDA, (Series 2003) Weekly VRDNs (General Grant Colonial Village)/(U.S. Bank, N.A. LOC), 0.200%, 10/4/2012	$17,710,000
		TOTAL	27,710,000
		Multi-State—5.5%
65,600,000	[3,4]	BlackRock Muni Intermediate Duration Fund, Inc., (2871 Series W-7), Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.270%, 10/4/2012	65,600,000
505,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.230%, 10/4/2012	505,000
23,280,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.230%, 10/4/2012	23,280,000
6,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.300%, 10/4/2012	6,600,000
50,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.270%, 10/4/2012	50,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.320%, 10/4/2012	25,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.270%, 10/4/2012	25,000,000
15,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.300%, 10/4/2012	15,000,000
		TOTAL	210,985,000
		Nebraska—1.2%
41,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.190%, 10/4/2012	41,000,000
1,385,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.430%, 10/4/2012	1,385,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.230%, 10/4/2012	4,880,000
		TOTAL	47,265,000
		Nevada—1.8%
27,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	27,317,925
17,025,000	[3,4]	Clark County, NV Highway Improvement, PUTTERs (Series 4164) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 10/4/2012	17,025,000
10,655,000	[3,4]	Clark County, NV Highway Improvement, SPEARs (Series DBE-669) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 10/4/2012	10,655,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—continued
$15,000,000		Clark County, NV IDR, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 10/3/2012	$15,000,000
		TOTAL	69,997,925
		New Hampshire—0.6%
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.50% CP (New England Power Co.), Mandatory Tender 11/2/2012	4,000,000
20,350,000	[3,4]	New Hampshire Health and Education Facilities Authority, PUTTERs (Series 4135) Weekly VRDNs (University System of New Hampshire)/(Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 10/4/2012	20,350,000
		TOTAL	24,350,000
		New Jersey—7.6%
3,500,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 10/1/2012	3,500,000
10,600,000		Freehold Township, NJ, 1.50% BANs, 12/20/2012	10,618,397
300,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (Series DBE-328) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 10/4/2012	300,000
7,325,000		Garfield, NJ, 2.00% BANs, 3/1/2013	7,367,146
8,000,000		Haddonfield, NJ, 1.25% BANs, 3/29/2013	8,033,191
4,000,000		Lakewood Township, NJ, 1.50% BANs, 7/2/2013	4,021,438
5,180,000		Livingston Township, NJ , 1.00% BANs, 2/15/2013	5,192,495
7,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2011C) Weekly VRDNs (Barnabas Health)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 10/3/2012	7,000,000
3,930,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.550%, 10/4/2012	3,930,000
2,340,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 10/4/2012	2,340,000
18,535,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 10/4/2012	18,535,000
70,000,000		New Jersey State VRNs, 0.478%, 10/1/2012	70,000,000
75,000,000		New Jersey State, (Series Fiscal 2013B) VRNs, 0.478%, 10/1/2012	75,000,000
15,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/4/2012	15,000,000
20,000,000	[3,4]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/4/2012	20,000,000
8,628,000		Old Bridge Township, NJ, 1.25% BANs, 10/17/2012	8,630,512
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$16,834,874		Paramus, NJ, 1.25% BANs, 2/22/2013	$16,878,297
9,000,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	9,018,359
7,992,683		Teaneck, NJ, 1.00% BANs, 4/26/2013	8,018,384
		TOTAL	293,383,219
		New Mexico—0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 10/4/2012	2,000,000
		New York—5.4%
5,855,837		Beacon, NY, (Series 2012A), 1.50% BANs, 5/31/2013	5,891,323
20,000,000		Middletown, NY City School District, 1.00% BANs, 9/26/2013	20,137,473
10,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 0.20% CP, Mandatory Tender 10/4/2012	10,000,000
7,950,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.270%, 10/4/2012	7,950,000
39,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.270%, 10/4/2012	39,000,000
25,700,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.250%, 10/4/2012	25,700,000
7,800,000		New York City, NY, (Series 1995B-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.220%, 10/1/2012	7,800,000
13,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.240%, 10/3/2012	13,000,000
31,000,000	[3,4]	Nuveen New York Quality Income Municipal Fund, Inc., (1617 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 10/4/2012	31,000,000
30,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	30,264,997
8,165,000		Rochester, NY, (Series 2012-I), 1.00% BANs, 2/15/2013	8,186,327
10,000,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	10,010,410
		TOTAL	208,940,530
		North Carolina—1.7%
5,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.190%, 10/4/2012	5,495,000
1,610,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.170%, 10/3/2012	1,610,000
2,370,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.170%, 10/3/2012	2,370,000
790,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.190%, 10/4/2012	790,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$2,135,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.220%, 10/4/2012	$2,135,000
5,750,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.190%, 10/4/2012	5,750,000
2,170,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.190%, 10/4/2012	2,170,000
255,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.190%, 10/4/2012	255,000
6,500,000	[3,4]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.27% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/25/2012	6,500,000
7,725,000	[3,4]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 10/4/2012	7,725,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.300%, 10/4/2012	5,980,000
4,660,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 10/4/2012	4,660,000
1,400,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.190%, 10/4/2012	1,400,000
7,300,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.190%, 10/3/2012	7,300,000
5,985,000		Raleigh, NC, MVRENs (Series 2009), 0.280%, 10/4/2012	5,985,000
6,550,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 10/4/2012	6,550,000
		TOTAL	66,675,000
		Ohio—4.4%
8,000,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.190%, 10/4/2012	8,000,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.320%, 10/4/2012	5,900,000
20,920,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	20,920,000
61,100,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.320%, 10/1/2012	61,100,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$14,010,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	$14,010,000
17,000,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.190%, 10/1/2012	17,000,000
7,380,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 10/4/2012	7,380,000
7,265,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.330%, 10/4/2012	7,265,000
4,545,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 10/4/2012	4,545,000
19,335,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/5/2012	19,335,000
5,345,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 10/4/2012	5,345,000
		TOTAL	170,800,000
		Pennsylvania—0.8%
7,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/4/2012	7,000,000
22,000,000	[3,4]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/4/2012	22,000,000
300,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.270%, 10/4/2012	300,000
		TOTAL	29,300,000
		South Carolina—0.1%
2,175,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.190%, 10/4/2012	2,175,000
		South Dakota—0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.290%, 10/4/2012	1,000,000
		Tennessee—1.8%
12,235,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.500%, 10/4/2012	12,235,000
14,805,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.270%, 10/4/2012	14,805,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$11,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.270%, 10/3/2012	$11,140,000
31,100,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.240%, 10/3/2012	31,100,000
		TOTAL	69,280,000
		Texas—11.1%
4,705,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 10/4/2012	4,705,000
14,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole Corporate and Investment Bank LOC), 1.200%, 10/4/2012	14,000,000
122,745,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.200%, 10/4/2012	122,745,000
32,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.230%, 10/4/2012	32,000,000
15,000,000		Lower Colorado River Authority, TX, (Series B), 0.27% CP (Bank of America N.A. LOC), Mandatory Tender 11/13/2012	15,000,000
13,600,000		Lower Colorado River Authority, TX, (Series B), 0.30% CP (Bank of America N.A. LOC), Mandatory Tender 11/13/2012	13,600,000
8,000,000		North Texas Tollway Authority, (Series A-1), 0.25% CP (Bank of America N.A. LOC), Mandatory Tender 12/3/2012	8,000,000
10,000,000		North Texas Tollway Authority, (Series A-1), 0.28% CP (Bank of America N.A. LOC), Mandatory Tender 11/5/2012	10,000,000
18,300,000		North Texas Tollway Authority, (Series A-1), 0.31% CP (Bank of America N.A. LOC), Mandatory Tender 11/7/2012	18,300,000
15,000,000		North Texas Tollway Authority, Callable CP (Series 2009D), 0.22% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 11/15/2012	15,000,000
9,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.200%, 10/3/2012	9,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.200%, 10/3/2012	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.200%, 10/3/2012	21,000,000
29,690,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-104) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.530%, 10/4/2012	29,690,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.230%, 10/4/2012	$15,000,000
30,000,000	[3,4]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 10/1/2012	30,000,000
36,475,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.190%, 10/3/2012	36,475,000
10,000,000	[3,4]	University of North Texas System, Municipal Securities Trust Receipts (Series 2003-SGA-146) Weekly VRDNs (Societe Generale, Paris LIQ), 0.490%, 10/3/2012	10,000,000
12,715,000	[3,4]	University of North Texas System, SPEARs (Series DBE-491), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 10/11/2012	12,715,000
		TOTAL	427,230,000
		Utah—0.4%
5,000,000		Salt Lake Valley, UT Fire Service Area, 1.50% TRANs, 12/21/2012	5,014,222
12,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.220%, 10/4/2012	12,000,000
		TOTAL	17,014,222
		Virginia—0.6%
6,000,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.260%, 10/4/2012	6,000,000
1,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.15% CP (Virginia Electric & Power Co.), Mandatory Tender 10/19/2012	1,300,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 10/4/2012	3,300,000
965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 10/4/2012	965,000
9,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.230%, 10/4/2012	9,000,000
470,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.370%, 10/3/2012	470,000
		TOTAL	21,035,000
		Washington—0.4%
5,160,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.230%, 10/3/2012	5,160,000
5,540,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.270%, 10/4/2012	5,540,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$5,545,000		Washington State Housing Finance Commission, (Series 2005A) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.270%, 10/4/2012	$5,545,000
		TOTAL	16,245,000
		West Virginia—1.2%
16,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.40% CP (Virginia Electric & Power Co.), Mandatory Tender 11/2/2012	16,500,000
30,870,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 10/4/2012	30,870,000
		TOTAL	47,370,000
		Wisconsin—4.1%
2,650,000		Combined Locks, WI PCRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/4/2012	2,650,000
14,000,000		Milwaukee, WI, (Series 2012 C-6), 0.240%—0.250%, 10/25/2012 - 11/5/2012	14,000,000
15,000,000		Milwaukee, WI, MVRENs, 0.260%, 10/4/2012	15,000,000
7,140,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.190%, 10/4/2012	7,140,000
15,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.34% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/4/2012	15,000,000
42,400,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.220%, 10/4/2012	42,400,000
12,135,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.190%, 10/3/2012	12,135,000
9,820,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 10/4/2012	9,820,000
11,775,000	[3,4]	Wisconsin State HEFA, Stage Trust (Series 2008-43C), 0.27% TOBs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	11,775,000
28,500,000		Wisconsin State, GO Extendible Municipal CP, 0.250%—0.260%, 1/3/2013 - 1/22/2013	28,500,000
		TOTAL	158,420,000
		Wyoming—0.5%
8,670,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.280%, 10/4/2012	8,670,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$10,000,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.240%, 10/3/2012	$10,000,000
	TOTAL	18,670,000
	TOTAL SHORT-TERM MUNICIPALS—101.5% (AT AMORTIZED COST)[5]	3,918,955,990
	OTHER ASSETS AND LIABILITIES - NET—(1.5)%[6]	(56,040,191)
	TOTAL NET ASSETS—100%	$3,862,915,799
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At September 30, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $1,005,600,000, which represented 26.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $1,005,600,000, which represented 26.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SA	—Support Agreement
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.014	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.014	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.014)	(0.028)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.014)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.12%	1.41%	2.81%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.33%[4]	0.41%[4]	0.59%	0.76%[4]	0.75%
Net investment income	0.01%[3]	0.01%	0.01%	0.12%	1.32%	2.76%
Expense waiver/reimbursement[5]	0.50%[3]	0.48%	0.40%	0.24%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,676,406	$3,737,876	$3,765,578	$4,099,821	$4,241,243	$3,151,612
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2012, 2011 and 2009 are 0.33%, 0.41% and 0.76%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.002	0.015	0.029
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.015	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.029)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.19%	1.56%	2.96%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.33%[4]	0.41%[4]	0.53%	0.61%[4]	0.59%
Net investment income	0.01%[3]	0.01%	0.01%	0.22%	1.51%	2.86%
Expense waiver/reimbursement[5]	0.53%[3]	0.52%	0.44%	0.33%	0.26%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$186,509	$202,711	$158,840	$231,363	$342,531	$265,149
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2012, 2011 and 2009 are 0.33%, 0.41% and 0.61%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2012 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$3,918,955,990
Cash		178,604
Income receivable		3,416,451
Receivable for shares sold		38,742,841
TOTAL ASSETS		3,961,293,886
Liabilities:
Payable for investments purchased	$85,504,757
Payable for shares redeemed	12,091,673
Income distribution payable	10,634
Payable for investment adviser fee (Note 4)	192,294
Payable for Directors'/Trustees' fees	2,288
Payable for shareholder services fee (Note 4)	114,261
Accrued expenses	462,180
TOTAL LIABILITIES		98,378,087
Net assets for 3,862,855,554 shares outstanding		$3,862,915,799
Net Assets Consist of:
Paid-in capital		$3,862,804,630
Accumulated net realized gain on investments		110,752
Undistributed net investment income		417
TOTAL NET ASSETS		$3,862,915,799
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$3,676,406,344 ÷ 3,676,351,448 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$186,509,455 ÷ 186,504,106 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2012 (unaudited)
Investment Income:
Interest			$6,324,303
Expenses:
Investment adviser fee (Note 4)		$9,737,134
Administrative fee (Note 4)		1,519,654
Custodian fees		63,434
Transfer and dividend disbursing agent fees and expenses (Note 2)		1,230,829
Directors'/Trustees' fees		11,986
Auditing fees		10,479
Legal fees		4,647
Portfolio accounting fees		86,795
Shareholder services fee (Note 4)		3,012,958
Account administration fee (Note 2)		6,038
Share registration costs		52,512
Printing and postage		62,291
Insurance premiums		5,439
Miscellaneous		3,956
TOTAL EXPENSES		15,808,152
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(5,510,537)
Waiver of administrative fee (Note 4)	(31,288)
Waiver of shareholder services fee (Note 4)	(2,412,550)
Reimbursement of shareholder services fee (Note 4)	(600,408)
Reimbursement of account administration fee (Note 2)	(6,038)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 4)	(1,120,942)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,681,763)
Net expenses			6,126,389
Net investment income			197,914
Net realized gain on investments			110,752
Change in net assets resulting from operations			$308,666
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2012	Year Ended 3/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$197,914	$370,529
Net realized gain on investments	110,752	37,824
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	308,666	408,353
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(175,892)	(364,715)
Service Shares	(9,909)	(18,701)
Distributions from net realized gain on investments
Investment Shares	—	(61,595)
Service Shares	—	(2,922)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(185,801)	(447,933)
Share Transactions:
Proceeds from sale of shares	5,145,675,434	10,434,166,675
Net asset value of shares issued to shareholders in payment of distributions declared	177,077	356,083
Cost of shares redeemed	(5,223,646,310)	(10,418,313,600)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,793,799)	16,209,158
Change in net assets	(77,670,934)	16,169,578
Net Assets:
Beginning of period	3,940,586,733	3,924,417,155
End of period (including undistributed (distributions in excess of) net investment income of $417 and $(11,696), respectively)	$3,862,915,799	$3,940,586,733
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2012 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Tax-Free Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Passport Research. Ltd. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares and Service Shares may bear shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended September 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Investment Shares	$1,225,188	$(1,120,942)	$—	$—
Service Shares	5,641	—	6,038	(6,038)
TOTAL	$1,230,829	$(1,120,942)	$6,038	$(6,038)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	4,868,152,454	$4,868,152,454	9,738,961,446	$9,738,961,446
Shares issued to shareholders in payment of distributions declared	174,922	174,922	349,683	349,683
Shares redeemed	(4,929,727,751)	(4,929,727,751)	(9,766,975,967)	(9,766,975,967)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(61,400,375)	$(61,400,375)	(27,664,838)	$(27,664,838)
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	277,522,980	$277,522,980	695,205,229	$695,205,229
Shares issued to shareholders in payment of distributions declared	2,155	2,155	6,400	6,400
Shares redeemed	(293,918,559)	(293,918,559)	(651,337,633)	(651,337,633)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(16,393,424)	$(16,393,424)	43,873,996	$43,873,996
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(77,793,799)	$(77,793,799)	16,209,158	$16,209,158
Semi-Annual Shareholder Report

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2012, the Adviser voluntarily waived $5,510,537 of its fee. In addition, an affiliate of the Adviser reimbursed $1,120,942 of transfer and dividend disbursing agent fees and expenses.
Adviser's Background
The Adviser is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO) is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the six months ended September 30, 2012, FIMCO received approximately 50% of the Adviser's net revenues from the Fund, while Edward Jones received approximately 50%. This allocation may vary depending upon total assets in the Fund or other factors.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2012, FAS waived $31,288 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This voluntary waiver can be modified or terminated at any time. For the six months ended September 30, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived
Investment Shares	$2,769,583	$(550,750)	$(2,218,833)
Service Shares	243,375	(49,658)	(193,717)
TOTAL	$3,012,958	$(600,408)	$(2,412,550)
For the six months ended September 30, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursements/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Investment Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended September 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,338,330,000 and $1,060,265,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Semi-Annual Shareholder Report

5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1,2]
Actual:
Investment Shares	$1,000	$1,000.10	$1.55
Service Shares	$1,000	$1,000.10	$1.60
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,023.51	$1.57
Service Shares	$1,000	$1,023.46	$1.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Investment Shares	0.31%
Service Shares	0.32%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares and Service Shares current fee limits of 0.78% and 0.61%, respectively, (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.91and $3.95 and $3.06 and $3.09, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Tax-Free Money Market Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Fund will continue to monitor advisory fees and other expenses borne by the Fund.
Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Tax-Free Money Market Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N195
CUSIP 60934N187
8110107 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date November 21, 2012